Organization and Business Description - Schedule of Subsidiaries Company (Details)	6 Months Ended
	Mar. 31, 2021	Jan. 09, 2020
Bon Natural Life [Member]
Date of Incorporation	Dec. 11, 2019
Place of Incorporation	Cayman Islands
% of Ownership	100.00%
Principal activities	Investment holding
Tea Essence Limited [Member]
Date of Incorporation	Jan. 09, 2020
Place of Incorporation	Hong Kong
% of Ownership	100.00%	100.00%
Principal activities	Investment holding
Xi'an CMIT [Member]
Date of Incorporation	Apr. 09, 2020
Place of Incorporation	Xi.an City, PRC
% of Ownership	100.00%
Principal activities	WOFE, Investment holding
Xi'an App-Chem Bio(Tech) Co., Ltd [Member]
Date of Incorporation	Apr. 23, 2006
Place of Incorporation	Xi'an City, PRC
% of Ownership	VIE
Principal activities	General administration and sales of the Company's products to customers
App-Chem Health [Member]
Date of Incorporation	Apr. 17, 2006
Place of Incorporation	Tongchuan City, PRC
% of Ownership	100.00%
Principal activities	Product manufacturing
App-Chem Ag-tech [Member]
Date of Incorporation	Apr. 19, 2013
Place of Incorporation	Dali County, PRC
% of Ownership	100.00%
Principal activities	Registered owner of land with an area of 12,904 square meters , no other business activities
Xi'an YH [Member]
Date of Incorporation	Sep. 15, 2009
Place of Incorporation	Xi.an City, PRC
% of Ownership	100.00%
Principal activities	Research and development of product
Balikun [Member]
Date of Incorporation	Dec. 16, 2016
Place of Incorporation	Balikun City, PRC
% of Ownership	100.00%
Principal activities	No active business operation
App-Chem Guangzhou [Member]
Date of Incorporation	Apr. 27, 2018
Place of Incorporation	Guangzhou City, PRC
% of Ownership	100.00%
Principal activities	Raw material purchase
Tongchuan DT [Member]
Date of Incorporation	May 22, 2017
Place of Incorporation	Tongchuan City, PRC
% of Ownership	100.00%
Principal activities	Product manufacturing
Gansu BMK [Member]
Date of Incorporation	Mar. 11, 2020
Place of Incorporation	Jinquan City, PRC
% of Ownership	100.00%
Principal activities	Raw material purchase
Xi'an DT [Member]
Date of Incorporation	Apr. 24, 2015
Place of Incorporation	Xi'an City, PRC
% of Ownership	75.00%
Principal activities	Research and development of product
Tianjin YHX [Member]
Date of Incorporation	Sep. 16, 2019
Place of Incorporation	Tianjin City, PRC
% of Ownership	51.00%
Principal activities	Raw material purchase